Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule of Results of Discontinued Operations

	Year ended December 31
	2010	2011	2012

Revenues	$1,331	-	-
Expenses	(3,701)	-	-
Other loss	(922)	-	-

Results of the discontinued operations	$(3,292)	$-	$-